Government Grants (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Government Grants [Line Items]
Received	$ 3,539	$ 3,539
Less accumulated amortization	(2,701)	(2,657)
Foreign exchange translation adjustment	103	120
Total government grants	941	1,002
Less current portion	(54)	(43)
Non-current government grants	$ 887	$ 959	[1]

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).